FINANCIAL RISK MANAGEMENT - CURRENCY RISK (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
FINANCIAL RISK MANAGEMENT
Increase fair value of monetary assets	$ 98.5	$ 77.4
Decrease profit or loss	42.2	30.3
Cross-currency swaps | Cross-currency swaps
FINANCIAL RISK MANAGEMENT
Fair value	$ 1.5	$ (1.2)	$ 50.0
Currency risk
FINANCIAL RISK MANAGEMENT
Percentage of strengthening of the euro	10.00%
Currency risk | Maximum
FINANCIAL RISK MANAGEMENT
Period for which the transaction risk arising from subsidiaries' business operations is hedged	24 months
Period during which hedged cash flow is expected to be realized	24 months